Business Acquisition and Goodwill (Details)							1 Months Ended		12 Months Ended
	Nov. 08, 2024 USD ($)	Nov. 08, 2024 AUD ($)	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares	Mar. 21, 2022 USD ($) $ / shares	Mar. 21, 2022 AUD ($) $ / shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition and Goodwill [Line Items]
Total cash consideration	$ 500,000	$ 750,000					$ 5,900,000	$ 8,000,000
Total purchase consideration	$ 2,900,000						5,900,000	8,000,000
Cash payment							$ 3,100,000	$ 4,200,000
Settlement liabilities					$ 2,800,000	$ 3,800,000
Exchange rate per share | (per share)			$ 0.6571	$ 1	$ 0.7401	$ 1
Revenue									$ 417,623			$ 2,634,580
Net income									713,231			111,175
Impairment loss on goodwill											$ 2,299,628
Intangible assets											$ 3,708,247
Acquisition costs									$ 2,400,000	$ 3,700,000
Business Acquisition [Member]
Business Acquisition and Goodwill [Line Items]
Acquired equity interests					100.00%	100.00%	100.00%	100.00%
Redback Technologies Holdings Pty Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Acquired equity interests	100.00%	100.00%